CONSOLIDATED STATEMENT OF INCOME - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenue		€ 6,433.7	€ 5,748.5	€ 5,768.7
Costs and expenses
Cost of sales		(5,521.4)	(4,734.4)	(4,518.0)
Selling, general and administrative expense		(300.7)	(364.2)	(406.9)
Research and development expense		(38.6)	(38.1)	(42.0)
Impairment, restructuring and other (expense) income		(32.0)	(96.3)	(92.8)
Other income (expense), net		15.0	(1.9)	(38.7)
Operating profit (loss)		556.0	513.6	670.3
Share of profit (loss) of equity-accounted investees		33.1	4.0	2.9
Profit (loss) before financial expense, net and income tax		589.1	517.6	673.2
Financial income		16.6	24.8	65.2
Financial expense		(218.4)	(208.9)	(400.0)
Profit (loss) before income tax		387.3	333.5	338.4
Income tax (expense)/profit		(126.7)	(113.4)	(185.2)
Net profit (loss)		260.6	220.1	153.2
Net (profit) loss attributable to non-controlling interests		(16.0)	(13.3)	(6.9)
NET PROFIT (LOSS) ATTRIBUTABLE TO TECHNIP ENERGIES GROUP		€ 244.6	€ 206.8	€ 146.3
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO TECHNIP ENERGIES
Basic (in euros per share)	[1]	€ 1.37	€ 1.15	€ 0.81
Diluted (in euros per share)	[1]	€ 1.36	€ 1.15	€ 0.81

[1]	For December 31, 2021, basic earnings per share has been calculated using the weighted average number of outstanding shares of 178,573,624 and diluted earnings per share has been calculated using the weighted average number of 180,328,838. For December 31, 2020 and 2019, earnings per share has been calculated using 179,813,880, shares which was the number of shares outstanding on February 16, 2021, the day on which 50.1% of the shares of the Group were distributed to the shareholders of TechnipFMC. The Group was previously wholly owned by TechnipFMC.